Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 21	$ 20
Provision for credit losses	5
Exchange rate changes/other	(2)	1
Balance at end of period	24	21
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,088	2,976
Provision for credit losses	1,891	1,283
Net write-offs	(1,454)	(1,112)
Exchange rate changes/other	(106)	(59)
Balance at end of period	3,419	3,088
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,912	2,749
Balance at end of period	3,100	2,912
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	154	207
Balance at end of period	295	154
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	21	20
Balance at end of period	24	21
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1
Balance at end of period	0	1
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	382	378
Provision for credit losses	68	47
Net write-offs	(37)	(43)
Exchange rate changes/other	(11)
Balance at end of period	402	382
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	895	826
Provision for credit losses	526	513
Net write-offs	(474)	(431)
Exchange rate changes/other	(12)	(13)
Balance at end of period	935	895
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	760	693
Provision for credit losses	590	534
Net write-offs	(518)	(468)
Exchange rate changes/other		1
Balance at end of period	832	760
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	51	49
Provision for credit losses	41	33
Net write-offs	(28)	(28)
Exchange rate changes/other	(3)	(3)
Balance at end of period	61	51
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	979	1,010
Provision for credit losses	661	156
Net write-offs	(397)	(142)
Exchange rate changes/other	(78)	(45)
Balance at end of period	$ 1,165	$ 979